Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2016
Prospectus

The following information replaces similar information for Retailing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nicola Stafford (lead portfolio manager) has managed the fund since October 2016.

Deena Friedman (co-manager) has managed the fund since July 2014.

The following information replaces similar information for Construction and Housing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Neil Nabar (portfolio manager) has managed the fund since September 2016.

The following information supplements similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nicola Stafford is lead portfolio manager of Retailing Portfolio, which she has managed since October 2016. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

Deena Friedman is co-manager of Retailing Portfolio, which she has managed since July 2014. Since joining Fidelity Investments in 2006, Ms. Friedman has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Holger Boerner found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Neil Nabar is portfolio manager of Construction and Housing Portfolio, which he has managed since September 2016. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

SELCON-16-04 1.913699.116	October 28, 2016

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2016
Prospectus

The following information replaces similar information for Chemicals Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (portfolio manager) has managed the fund since October 2016.

The following information replaces the biographical information for Mahmoud Sharaf found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is portfolio manager of Chemicals Portfolio, which he has managed since October 2016. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

SELMT-16-03 1.918620.106	October 28, 2016

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2016
Prospectus

Kyle Weaver no longer serves as lead portfolio manager of Wireless Portfolio.

The following information replaces similar information for Wireless Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Drukker (lead portfolio manager) has managed the fund since October 2016.

Harlan Carere (co-manager) has managed the fund since December 2015.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Drukker is portfolio manager of Telecommunications Portfolio, which he has managed since January 2013 and is lead portfolio manager of Wireless Portfolio, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Drukker has worked as a research analyst and portfolio manager.

Harlan Carere is co-manager of Wireless Portfolio, which he has managed since December 2015. Since joining Fidelity Investments in 2000, Mr. Carere has worked as a research analyst and a portfolio manager.

SELTS-16-04 1.918618.111	October 28, 2016